CONCENTRATIONS OF CREDIT RISK AND REVENUE	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
CONCENTRATIONS OF CREDIT RISK AND REVENUE

NOTE 12 - CONCENTRATIONS OF CREDIT RISK AND REVENUE

The Company derives a majority of its revenues from retailers of products in the United States. The Company’s allowance for credit losses is based upon management’s estimates and historical experience and reflects the fact that accounts receivable is concentrated with several large customers. At June 30, 2024, 79% of accounts receivable were due from three customers in North America that individually owed over 10% of total accounts receivable. On December 31, 2023, 82% of accounts receivable were due from four customers in North America that individually owed over 10% of total accounts receivable.

The Singing Machine Company, Inc.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

(Unaudited)

Revenues from customers representing greater than 10% of total net sales derived from our top three customers as a percentage of net sales were 39%, 14% and 13% for the three months ended June 30, 2024. Revenues from customers representing greater than 10% of total net sales derived from one customer as a percentage of net sales was 87% for the three months ended June 30, 2023. Revenues from customers representing greater than 10% of total net sales derived from our top three customers as a percentage of net sales were 50%, 11% and 10% for the six months ended June 30, 2024. Revenues from customers representing greater than 10% of total net sales were derived from two customers as a percentage of net sales were 86% for the three months ended June 30, 2023. Revenues from customers representing greater than 10% of total net sales were derived from one customer as a percentage of net sales were 86% for the six months ended June 30, 2023.The loss of any of these customers could have an adverse impact on the Company.

NOTE 18 - CONCENTRATIONS OF CREDIT RISK AND REVENUE

At times, the Company maintains cash in United States bank accounts that are more than the Federal Deposit Insurance Corporation insured amounts. The Company maintains cash balances in foreign financial institutions. The Company regularly monitors the financial stability of this financial institution and believes that it is not exposed to any significant credit risk in cash and cash equivalents. However, in March and April 2023, certain U.S. government banking regulators took steps to intervene in the operations of certain financial institutions due to liquidity concerns, which caused general heightened uncertainties in financial markets. While these events have not had a material direct impact on the Company’s operations, if further liquidity and financial stability concerns arise with respect to banks and financial institutions, either nationally or in specific regions, the Company’s ability to access cash or enter into new financing arrangements may be threatened, which could have a material adverse effect on its business, financial condition and results of operations.

The Company derives most of its revenues from retailers in the United States. The Company’s allowance for credit losses is based upon management’s estimates and historical experience and reflects the fact that accounts receivable is concentrated with several large customers. On December 31, 2023, 82% of accounts receivable were due from four customers in North America that individually owed over 10% of total accounts receivable. On March 31, 2023, 79% of accounts receivable were due from three customers in North America that individually owed over 10% of total accounts receivable. On March 31, 2022, 53% of accounts receivable were due from four customers in North America that individually owed over 10% of total accounts receivable.

Revenues derived from our top three customers for the nine months ended December 31, 2023, and 2022, were 81% and 77% of total revenue, respectively. Revenues derived from our top three customers for the fiscal years ended March 31, 2023, and 2022 were 69% and 72% of total revenue, respectively. Revenues from customers representing greater than 10% of total net sales were derived from top three customers for the nine months ended December 31, 2023, and top two customers for the nine months ended December 31, 2022, as percentage of the net sales were 48%, 21% and 12% and 46% and, 22%, respectively. Revenues from customers representing greater than 10% of total net sales were derived from our top two customers in Fiscal 2023 and top three customers in Fiscal 2022 as percentage of the net sales were 48% and 21% and 37%, 18%, and 17%, respectively. The loss of any of these customers could have an adverse impact on the Company.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2023, and March 31, 2023 and 2022

The Company is dependent upon foreign companies for the manufacture of all its electronic products. The Company’s arrangements with manufacturers are subject to the risk of doing business abroad, such as import duties, trade restrictions, work stoppages, foreign currency fluctuations, political instability, and other factors, which could have an adverse impact on its business. The Company believes that the loss of any one or more of their suppliers would not have a long-term material adverse effect because other manufacturers with whom the Company does business would be able to increase production to fulfill their requirements. However, the loss of certain suppliers in the short term could adversely affect business until alternative supply arrangements are secured.

During the nine months ended December 31, 2023, and fiscal years 2023 and 2022, manufacturers in the People’s Republic of China accounted for 100% of the Company’s total product purchases, including all the Company’s hardware purchases. In 2018 the U.S. government-imposed tariffs of up to 25% on certain goods imported from China. All our products are manufactured and imported from China however, only our microphones are currently subject to a 7.5% tariff currently in place. Should the government decide to expand its list of products to include our karaoke products that would subject our products to tariffs in the future, there could be a significant increase in the landed cost of our products. If we are unable to mitigate these increased costs through price increases, we could experience reductions in revenues, gross profit margin and results from operations.

Semi Cab Inc [Member]
CONCENTRATIONS OF CREDIT RISK AND REVENUE

NOTE 14 – CONCENTRATIONS OF CREDIT RISK, CUSTOMERS, AND SUPPLIERS

The Company derives a majority of its revenues from enterprise-level customers in the United States. The Company’s allowance for doubtful accounts is based upon management’s estimates and historical experience and reflects the fact that accounts receivable are concentrated with several large customers. At both December 31, 2023 and 2022, 100% of accounts receivable were due from four customers in North America, all of which that individually owed over 10% of total accounts receivable.

Revenues derived from our top four US customers in 2023 and 2022 were 100% and 100% of total revenue, respectively, all of which represented greater than 10% of total net sales in both years. The loss of any of these customers could have an adverse impact on the Company.